Short-Term Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
4. SHORT-TERM INVESTMENTS

	December 31
	2019	2020
	US$	US$
Trading securities	2,010	—
The Company classified certain short-term investments as trading securities. Realized gains on sales of these trading securities were US$134 thousand, US$48 thousand and US$169 thousand for the years ended December 31, 2018, 2019 and 2020, respectively
.
The amount of unrealized losses related to trading securities at year end was nil for the years ended December 31, 2018, 2019 and 2020, respectively.